Stock-based Compensation (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock option plan, Additional information
Percentage of Outstanding Stock Maximum		10.00%
Employee Common Share Purchase Plan
Stock option plan, Additional information
Maximum aggregate number of common shares reserved for issuance	4,000,000
Deferred Share Unit Plans
Maximum aggregate number of common shares reserved for issuance	4,000,000
Employee Stock Option Plan
Stock option plan, Additional information
Maximum aggregate number of common shares reserved for issuance	3,900,000	6,500,000
Deferred Share Unit Plans
Maximum aggregate number of common shares reserved for issuance	3,900,000	6,500,000
Share Unit Plans
Stock option plan, Additional information
Maximum aggregate number of common shares reserved for issuance	900,000	1,000,000
Deferred Share Unit Plans
Maximum aggregate number of common shares reserved for issuance	900,000	1,000,000
Stock Option Plan
Stock option plan, Additional information
Share-based payment award, Description	The Company has a stock option plan that grants options to senior management of the Company for a maximum term of ten years. The option price of the stock options is the closing market price of the stocks on the day before the option is granted. The maximum aggregate number of shares issuable under this plan is 11.7 million shares. As at December 31, 2019, Emera is in compliance with this requirement. Stock options vest in 25 per cent increments on the first, second, third and fourth anniversaries of the date of the grant. If an option is not exercised within ten years, it expires and the optionee loses all rights thereunder. The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued. The total number of stocks to be optioned to any optionee shall not exceed five per cent of the issued and outstanding common stocks on the date the option is granted. Unless a stock option has expired, vested options may be exercised within the 24 months following the option holders date of retirement or termination for other than just cause, and within six months following the date of termination for just cause, resignation or death. If stock options are not exercised within such time, they expire.
Maximum term	10 years
Maximum aggregate number of common shares reserved for issuance	11,700,000
Vesting Rights	The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued.
Percentage of Outstanding Stock Maximum	5.00%
Policy for Issuing Shares upon Exercise	The total number of stocks to be optioned to any optionee shall not exceed five per cent of the issued and outstanding common stocks on the date the option is granted.
Cash received for options exercised	$ 97.0	$ 1.0
Total intrinsic value of options exercised	$ 32.0	$ 1.0
Exercise Price Range, Lower Range Limit	$ 32.06	$ 21.99
Exercise Price Range, Upper Range Limit	$ 46.39	$ 46.19
Fair Value Assumptions, Method Used	The Company uses the Black-Scholes valuation model to estimate the compensation expense related to its stock-based compensation and recognizes the expense over the vesting period on a straight-line basis.
Deferred Share Unit Plans
Compensation cost recognized for employee and director	$ 1.0	$ 1.0
Maximum aggregate number of common shares reserved for issuance	11,700,000
Stock Option Plan | First Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Stock Option Plan | Second Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Stock Option Plan | Third Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Stock Option Plan | Fourth Anniversary
Stock option plan, Additional information
Vesting rights, percentage	25.00%
Share Unit Plans | Share Unit Plans
Stock option plan, Additional information
Share-based payment award, Description	The Company has DSU, PSU and RSU plans and the liabilities are marked-to-market at the end of each period based on the common share price at the end of the period.
Deferred Share Unit Plans
Deferred Share Unit Plans
Compensation cost recognized for employee and director	$ 24.0	2.0
Tax Benefit related to compensation costs for share units realized	7.0	1.0
Deferred Share Unit Plans | Employee
Deferred Share Unit Plans
Share Unit Plans: Aggregate intrinsic value	40.0	37.0
Deferred Share Unit Plans | Director
Deferred Share Unit Plans
Share Unit Plans: Aggregate intrinsic value	$ 30.0	25.0
Deferred Share Unit Plans | Share Unit Plans | DSU Plan
Deferred Share Unit Plans
Deferred Share Unit Plan, Description	When incentive awards are determined, the amount elected is converted to DSUs, which have a value equal to the market price of an Emera common share. When a dividend is paid on Emera’s common shares, each participant’s DSU account is allocated additional DSUs equal in value to the dividends paid on an equivalent number of Emera common shares. Following termination of employment or retirement, and by December 15 of the calendar year after termination or retirement, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by the average of Emera’s stock closing price for the fifty trading days prior to a given calculation date. Payments are usually made in cash. At the sole discretion of the Management Resources and Compensation Committee (“MRCC”), payments may be made in the form of actual shares. In addition, special DSU awards may be made from time to time by the MRCC to selected executives and senior management to recognize singular achievements or to achieve certain corporate objectives.
Deferred Share Unit Plans | Share Unit Plans | DSU Plan | Executive and senior management
Deferred Share Unit Plans
Deferred Share Unit Plan, Description	Under the executive and senior management DSU plan, each participant may elect to defer all or a percentage of their annual incentive award in the form of DSUs with the understanding, for participants who are subject to executive share ownership guidelines, a minimum of 50 per cent of the value of their actual annual incentive award (25 per cent in the first year of the program) will be payable in DSUs until the applicable guidelines are met.
Deferred Share Unit Plans | Share Unit Plans | DSU Plan | Director
Deferred Share Unit Plans
Deferred Share Unit Plan, Description	Under the Directors’ DSU plan, Directors of the Company may elect to receive all or any portion of their compensation in DSUs in lieu of cash compensation, subject to requirements to receive a minimum portion of their annual retainer in DSUs. Directors’ fees are paid on a quarterly basis and, at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one Emera common share. When a dividend is paid on Emera’s common shares, the Director’s DSU account is credited with additional DSUs. DSUs cannot be redeemed for cash until the Director retires, resigns or otherwise leaves the Board. The cash redemption value of a DSU equals the market value of a common share at the time of redemption, pursuant to the plan. Following retirement or resignation from the Board, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by Emera’s closing common share price on the date DSUs are redeemed.
Performance Share Unit Plan
Deferred Share Unit Plans
Tax Benefit related to compensation costs for share units realized	$ 9.0	4.0
Performance Share Unit Plan | Employee
Deferred Share Unit Plans
Share Unit Plans: Aggregate intrinsic value	$ 88.1	56.9
Performance Share Unit Plan | Share Unit Plans
Stock option plan, Additional information
Share-based payment award, Description	Under the PSU plan, certain executive and senior employees are eligible for long-term incentives payable through the PSU plan. PSUs are granted annually for three-year overlapping performance cycles, resulting in a cash payment. PSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional PSUs. The PSU value varies according to the Emera common share market price and corporate performance. PSUs vest at the end of the three-year cycle and will be calculated and approved by the MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios.
Compensation cost recognized for stock options	$ 34.0	$ 14.0
Restricted Share Unit Plan | Share Unit Plans
Stock option plan, Additional information
Share-based payment award, Description	In November 2019, a new RSU plan was approved by Emera’s Board of Directors, with grants to begin in 2020. Under the RSU plan, certain executive and senior employees are eligible for long-term incentives payable through the RSU plan. RSUs are granted annually for three-year overlapping cycles, resulting in a cash payment. RSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional RSUs. The RSU value varies according to the Emera common share market price. RSUs vest at the end of the three-year cycle and will be calculated and approved by the MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios.